Loss Per Common Share (Details 1) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	21,506,933	42,688,163	21,506,933	42,688,163	40,964,909	16,344,705
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	403,714	3,546,897	403,714	3,546,897	2,521,896	3,783,002
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,903,978	2,462,863	1,903,978	2,462,863	2,162,977	2,101,428
Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	933,333	933,333	933,333	933,333	933,333	933,333
Series E Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total					0	7,154,997
Convertible promissory note and interest
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	18,265,908	35,745,070	18,265,908	35,745,070	35,346,703	2,371,945